Convertible Note Payable (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Abstract]
Date of Agreement	2014-05-07	2014-03-20
Convertible Note	$ 133,000	$ 37,500	$ 0
Interest Rate		8.00%
Conversion Date		Sep. 30, 2014
Conversion rate of common stock		58.00%